UNITED STATES

SECURITES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03150

BMC FUND, INC.

(Exact name of registrant as specified in charter)

800 GOLFVIEW PARK (P. O. BOX 500)

LENOIR, NC 28645

(Address of principal executive offices) (Zip code)

CAROL FRYE

BMC FUND, INC.

P. O. BOX 500

LENOIR, NC 28645

(Name and address of agent for service)

Registrant's telephone number including area code: 828-758-6100

Date of fiscal year end: October 31, 2016

Date of reporting period: October 31, 2016

Item 1. Report to Stockholders.

BMC FUND, INC.

FINANCIAL STATEMENTS AND

SUPPLEMENTARY INFORMATION

Year Ended October 31, 2016

BMC FUND, INC.

BMC FUND, INC.

LETTER TO SHAREHOLDERS –

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Year Ended October 31, 2016

TO OUR SHAREHOLDERS: MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

For fiscal year ending October 31, 2016, BMC Fund, Inc. (“BMC”) generated investment performance of 3.7%, which is better than the 2.4% return of its investment policy index. While we fell a good bit short of our absolute performance hurdle, relative returns were reasonable given the challenging market environment – global stock indices (as measured by the MSCI All Country World Index) advanced a meager 2.6% through October. At fiscal year-end, BMC’s portfolio remains broadly diversified across investments in equities, fixed income, limited partnerships and other investments, and a substantial cash reserve.

As of this writing, we now have the benefit of knowledge that not only did Donald Trump win the US presidential election, but both houses of Congress remain in Republican control. This election assures that for the first time in many years, the status quo of Washington gridlock and bureaucracy will be challenged. Pro-business policies and tax plans will be enacted. Stimulative fiscal policies will be put in place in hopes of accelerating domestic growth. This new paradigm has given markets a significant “Trump bounce” post-election. Unfortunately, the timing of this bounce is too late to have impacted BMC’s fiscal year ending October 31.

So what will be the impact of a Trump led agenda on the economy and ultimately the stock and bond markets? There is a strong case to be made that lowering individual and corporate tax rates, repatriating foreign earned income for US companies, and dialing back regulations such as Dodd- Frank and Obamacare will be stimulative to the US economy.

However, stimulating an economy that is already at a 4% unemployment level will undoubtedly lead to higher labor costs. This is a win for the domestic laborer, but potentially at a cost to the economy at large in the form of higher inflation.

A stronger economy likely gives the Federal Reserve the confidence to continue raising interest rates. While a slightly higher rate environment may ultimately be a sign of a more economic health, working through the rising rate period may be painful.

Looking ahead, we are once again asking how we should position BMC for the future. As we look at equity markets, the “Trump Bounce” has only served to exaggerate market valuations that have already been stretched based upon historic levels. Rising interest rates by definition will have a punitive effect on all high yielding assets. Consequently, we maintain a conservative outlook. We continue to maintain a high allocation to cash, which provides us the opportunity to be a buyer when market corrections provide cheaper purchase prices. We continue to maintain a very short duration in our fixed income assets to minimize the impact that rising rates may have on our capital. At the same time, our more growth-oriented investments in equities and alternatives provide fuel in the engine to achieve our long-term objectives.

1

BMC FUND, INC.

LETTER TO SHAREHOLDERS –

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Year Ended October 31, 2016

During the year ended October 31, 2016, the Company paid the following dividends per share:

December 10, 2015 to shareholders of record November 25, 2015	$.25
March 10, 2016 to shareholders of record February 25, 2016	.25
June 10, 2016 to shareholders of record May 25, 2016	.25
September 10, 2016 to shareholders of record August 25, 2016	.25

Total	$1.00

The Company paid a dividend of $0.25 per share on December 10, 2016 to shareholders of record November 25, 2016.

The attached Schedule of Investments is a listing of the entire Company’s diversified securities at October 31, 2016 with a total market value of $100,564,957.

M. Hunt Broyhill
Chairman and President

2

BMC FUND, INC.

LETTER TO SHAREHOLDERS –

GRAPHIC PRESENTATION OF PORTFOLIO HOLDINGS AND

SECTOR DIVERSIFICATION

Year Ended October 31, 2016

BMC Fund, Inc. Portfolio Holdings

Bond Mutual Funds
8.56%
Stock Mutual Funds
7.48%
Other Investments
24.43%
Preferred Stocks
1.08%
Cash Equivalents
15.74%
Common Stocks
28.14%
Fixed Income
14.44%
Option Contracts
0.13%

BMC Fund, Inc. Sector Diversification (% of common stocks)

Information Technology
15.26%
Industrials
1.53%
Materials
0.74%
Real Estate
7.05%
Health Care
11.71%
Telecom Services
3.02%
Utilities
8.10%
Consumer Discretionary
9.31%
Financials
18.57%
Energy
7.86%
Consumer Staples
16.85%

3

BMC FUND, INC.

SUPPLEMENTAL INFORMATION

Year Ended October 31, 2016

SUPPLEMENTAL INFORMATION

M. Hunt Broyhill, Chairman and President, and Christopher R. Pavese, CFA, Vice President and Chief Investment Officer, are primarily responsible for the day-to-day management of the Company’s portfolio. Mr. Hunt Broyhill has had such responsibility since 2001. He has been engaged in asset management for various institutions and high net worth individuals for more than five years. Prior to joining the Company on March 1, 2005, Mr. Pavese was a Vice President and Portfolio Manager at JP Morgan Private Bank from January 1999 until February 2005. At JP Morgan, Mr. Pavese was engaged in asset management, portfolio strategy, and asset allocation for high net worth individuals, personal trusts, endowments and foundations.

4

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Directors and Shareholders

BMC Fund, Inc.

We have audited the accompanying statement of assets and liabilities of the BMC Fund, Inc. (the “Fund”), including the schedule of investments and schedule of open written option contracts, as of October 31, 2016 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the years ended October 31, 2016, 2015, 2014, 2013, 2012, 2011, 2010, 2009, 2008, and 2007. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2016 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As explained in note 2, the financial statements include investments valued at $24,566,766 (23.9 percent of net assets), whose fair values have been estimated by management in the absence of readily determinable fair values. Management’s estimates are based upon information provided by the funds’ managers or the general partners.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of BMC Fund, Inc. as of October 31, 2016, the results of its operations for the year then ended, the changes in its net assets for the each of the two years in the period then ended, and the financial highlights for each of the years ended October 31, 2016, 2015, 2014, 2013, 2012, 2011, 2010, 2009, 2008, and 2007 in conformity with accounting principles generally accepted in the United States of America.

/s/ Dixon Hughes Goodman LLP

Charlotte, North Carolina

December 19, 2016

5

BMC FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2016

ASSETS AT MARKET VALUE:
Investment securities (cost - $97,289,446)	$100,564,957
Cash and short-term investments	3,204,725
Receivables, accrued interest and dividends	165,768
Other assets	27,152

Total assets	103,962,602

LIABILITIES:
Call and put options written, at fair value (premiums received $367,994)	413,210
Accounts payable and accrued expenses	3,407
Payable to broker	710,771
Payable to custodian	2,995
Accounts payable to affiliates	81,536

Total liabilities	1,211,919

NET ASSETS AT OCTOBER 31, 2016 - EQUIVALENT TO $20.83 PER SHARE ON 4,933,281 SHARES OF COMMON STOCK OUTSTANDING	$102,750,683

SUMMARY OF SHAREHOLDERS' EQUITY:
Common stock, par value $5.00 per share - authorized 70,000,000 shares; outstanding, 4,933,281 shares	$24,666,405
Retained earnings prior to becoming investment company	69,732,452
Undistributed net investment income	197,486
Realized loss on investments sold and foreign currency transactions	(270,669)
Undistributed nontaxable gain	5,194,714
Unrealized appreciation of investments	3,230,295

NET ASSETS APPLICABLE TO COMMON STOCK OUTSTANDING	$102,750,683

See accompanying notes to financial statements.

6

BMC FUND, INC.

STATEMENT OF OPERATIONS

Year Ended October 31, 2016

INVESTMENT INCOME:
Income:
Interest - fixed income	$136,221
Dividend income (net of $11,367 foreign tax)	2,048,429

Total income	2,184,650

Expenses:
Legal and professional fees	59,143
Directors' fees (Note 8)	67,750
Investment expense	75,460
Salaries and related expenses	670,117
Property and liability insurance	54,112
Depreciation expense	3,750
Rent	45,220
Office expense and supplies	55,053
Dues and subscriptions	44,362
Travel and entertainment	21,483

Total expenses	1,096,450

Investment income, net	1,088,200

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized loss from investments sold and foreign currency transactions	(525,014)
Realized gain from expiration or closing of options contracts written	254,345
Change in unrealized appreciation of investments for the period	2,182,860

Net gain on investments	1,912,191

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,000,391

See accompanying notes to financial statements.

7

BMC FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended October 31, 2016 and 2015

	2016	2015

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,088,200	$1,731,980
Realized gains (losses) from investment securities sold, options and foreign currency transactions	(270,669)	1,515,923
Change in unrealized appreciation of investments for the year	2,182,860	(5,100,451)

Net increase (decrease) in net assets resulting from operations	3,000,391	(1,852,548)

Distributions to shareholders from:
Net realized gain on investment securities and foreign currency transactions	-	(2,193,335)
Net investment income	(1,124,388)	(1,778,667)
Retained earnings prior to becoming an investment company	(3,808,893)	(1,059,945)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,932,890)	(6,884,495)

NET ASSETS AT BEGINNING OF PERIOD	104,683,573	111,568,068

NET ASSETS AT END OF PERIOD (Including undistributed net investment income: 2016 - $197,486, 2015 - $233,674)	$102,750,683	$104,683,573

See accompanying notes to financial statements.

8

BMC FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Year Ended October 31, 2016

1.	ORGANIZATION

BMC Fund, Inc. (the “Company”) is a closed-end, diversified investment company registered under the Investment Company Act of 1940, as amended. Prior to becoming a regulated investment company on April 1, 1981, BMC Fund, Inc. operated as a regular corporation. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements.

2.	SIGNIFICANT ACCOUNTING POLICIES

A. Investment Valuations – The investment securities are stated at fair value as determined by closing prices on national securities exchanges. Investment securities include corporate bonds, mutual funds, and common and preferred stocks.

The investments in limited partnerships, other investments and venture capital are stated at estimated fair value as determined by the management of these investments and are approved by the Company’s Valuation Committee after giving consideration to historical and projected financial results, economic conditions, financial condition of investee and other factors and events subject to change, and ratified by the Company’s Board of Directors. Because of the inherent uncertainty of those valuations, the estimated values may differ significantly from the values that would have been used had a ready market value for the investments existed, and these differences could be material.

B. Basis of Presentation - The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) as detailed in the Financial Accounting Standards Board’s Accounting Standards Codification. The Company evaluates subsequent events through the date of filing with the Securities and Exchange Commission (“SEC”).

C. Investment Transactions – Investment transactions are accounted for on the date the order to buy or sell is executed. Realized gains and losses on investments are determined on the basis of specific identification of issues sold or matured. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Realized gains and losses on foreign currency transactions are included with realized gains and losses on investments.

For the year ended October 31, 2016, the Company purchased and sold securities in the amount of $14,546,732 and $19,897,665 (excluding short-term investments and options), respectively.

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BMC FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Year Ended October 31, 2016

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

D. Option Writing – When the Company writes an option, an amount equal to the premium received by the Company is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Company on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Company. The Company as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

E. Income Taxes – No federal tax provision is required as it is the Company’s policy to comply with the provisions of Subchapter M of the Internal Revenue Code of 1954, as amended, including the distribution to its shareholders of substantially all of its income and any capital gains not offset by capital losses. Also, no state income tax provision has been provided because the states in which the Company has income recognize the tax exempt status of a regulated investment company.

The Company did not have an accrual for uncertain tax positions as deductions taken and benefits accrued are based on widely understood administrative practices and procedures, and are based on clear and unambiguous tax law. Tax returns for all years 2012 and thereafter are subject to possible future examinations by tax authorities.

F. Dividend Policy – It is the Company’s policy to pay dividends during the year in sufficient amounts to meet the requirements to maintain its status as a regulated investment company.

G. Cash and Short-Term Investments – For purposes of financial reporting, the Company considers all investments at financial institutions with original maturities of three months or less to be equivalent to cash. Short-term money market investments managed by third party investors are included in investment securities.

H. Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

10

BMC FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Year Ended October 31, 2016

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

I. Fair Value Measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Company uses various valuation techniques. A fair value hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs are to be used when available. Valuation techniques that are consistent with the market or income approach are used to measure fair value. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.

Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

Fair value is a market-based measure, based on assumptions of prices and inputs considered from the perspective of a market participant that are current as of the measurement date, rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Company's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including the type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for investments categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

11

BMC FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Year Ended October 31, 2016

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

J. Investments in Limited Partnerships - Investments in limited partnerships are valued, as a practical expedient, utilizing the net asset valuations provided by the underlying limited partnerships when the net asset valuations of the investments are calculated (or adjusted by the Company if necessary) in a manner consistent with GAAP for investment companies. The Company applies the practical expedient to its investments in limited partnerships on an investment-by-investment basis, and consistently with the Company's entire position in a particular investment, unless it is probable that the Company will sell a portion of an investment at an amount different from the net asset valuation.

Investments in limited partnerships are included in Level 3 of the fair value hierarchy. In determining the level, the Company considers the length of time until the investment is redeemable, including notice and lock-up periods or any other restriction on the disposition of the investment. The Company also considers the nature of the portfolios of the underlying limited partnership and their ability to liquidate their underlying investments. If the Company does not know when it will have the ability to redeem the investment or it does not have the ability to redeem its investment in the near term, the investment is included in Level 3 of the fair value hierarchy. In addition, investments which are not valued using the practical expedient are included in Level 3 in the fair value hierarchy.

K. Fair Value-Valuation Processes - The Company establishes valuation processes and procedures to ensure that the valuation techniques are fair, consistent, and verifiable. The Company has designated a valuation subcommittee, that is comprised of senior management employees of the Company, that meets on a quarterly basis, or more frequently as needed, to approve the valuations of the Fund's investments. The valuation subcommittee establishes valuations which are then provided to the Company’s valuation committee, which is comprised of disinterested directors, who review and recommend the valuations to the Company’s Board of Directors to ratify. The Company’s valuations committee is responsible for developing the Company’s written valuation processes and procedures, conducting periodic reviews of the valuation policies, and evaluating the overall fairness and consistent application of the valuation processes.

The valuations of investments in limited partnerships are supported by information received from the limited partnerships, such as monthly net asset values, investor reports, and audited financial statements, when available. If it is probable that the Company will sell an investment at an amount different from the net asset valuation or in other situations where the practical expedient is not available, or when the Company believes alternative valuation techniques are more appropriate, the valuation committee may consider other factors, including subscription and redemption rights, expected discounted cash flows, transactions in the secondary market, bids received from potential buyers, and overall market conditions in its determination of fair value.

12

BMC FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Year Ended October 31, 2016

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

The Company's Level 3 investments have been valued using the unadjusted net asset value of investments in limited partnerships. As a result, there were no unobservable inputs that have been internally developed by the Company in determining the fair values of its investments as of October 31, 2016.

The following table summarizes fair value information for assets and liabilities measured on a recurring basis as of October 31, 2016.

Asset Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income	$14,526,194	$-	$-	$14,526,194
Mutual Funds
Bond Mutual Funds	8,605,339	-	-	8,605,339
Stock Mutual Funds	7,521,717	-	-	7,521,717
Other Investments
Limited Partnerships	-	-	24,566,776	24,566,776
Common Stocks
Common Stocks – Publicly Traded including Call and Put Options	28,435,001	-	-	28,435,001
Call Options	(160,285)			(160,285)
Put Options	(252,925)	-	-	(252,925)
Preferred Stocks	1,084,376			1,084,376
Cash and Cash Equivalents	15,825,554	-	-	15,825,554
Total Investments	$75,584,971	$-	$24,566,776	$100,151,747

The table below presents a reconciliation for the year ended October 31, 2016, for all Level 3 assets that are measured at fair value on a recurring basis.

	Balance	Accrued	Unrealized	Realized				Net Transfers	Balance
	as of	Discounts/	Gains &	Gains &	Net	Return of	Net	in (out of)	as of
Level 3 Assets	10/31/2015	Premiums	Losses	Losses	Purchases	Capital	Sales	Level 3	10/31/2016
Other Investments Limited Partnerships	$22,620,053	$-	$1,363,609	$236,977	$1,817,728	$(850,526)	$(621,065)	$-	$24,566,776
Total Investments	$22,620,053	$-	$1,363,609	$236,977	$1,817,728	$(850,526)	$(621,065)	$-	$24,566,776

Realized gains and losses are included in the realized gain from investments sold on the Statement of Operations. Unrealized gains and losses are included in the change in unrealized appreciation of investments on the Statement of Operations.

L. Investments in Limited Partnerships - As of October 31, 2016, the Company was invested in limited partnerships. Each of these investments has certain restrictions with respect to rights of withdrawal by the Company as specified in the respective agreements. Generally, the Company is required to provide notice of its intent to withdraw after the investment has been maintained for a certain period of time. The management agreements of the limited partnerships provide for compensation to the managers in the form of fees ranging from 0.5% to 2% annually of net assets and performance incentive allowances or fees ranging from 10% to 20% of net profits earned.

13

BMC FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Year Ended October 31, 2016

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

The following table summarizes the Company's investments in other limited partnerships as of October 31, 2016. The Company's investments in limited partnerships have certain redemption and liquidity restrictions which are described in the below table.

Investment	Redemptions Notice Period	Redemptions Permitted	Liquidity Restrictions
Limited Partnerships
400 Capital Credit Opportunities Fund LP	60 days	Quarterly	See below (1)
Elliott Associates, LP	60 days	Jan. 1 or July 1	See below (2) (3)
Graham Growth Partners, LP	30 days	Quarterly	None
Graham Institutional Partners, LP	60 days	Annually	See below (4)
Greenlight Masters Qualified, LP	105 days	December 31	See below (5)
Infinity Premier Fund, LP	95 days	Quarterly	See below (6) (7)
Litespeed Partners, LP	45 days	Quarterly	See below (7)
Morrocroft Special Opportunity Fund II, LP	90 days	Quarterly	See below (5) (8)
Oaktree Enhanced Income Fund II, LP	N/A	N/A	See below (9)
Passport Long Short Fund, LP	15 days	Monthly	See below (10)
Privet Fund LP	90 days	Quarterly	See below (11)
Serengeti Multi-Series, LP	87 days	Quarterly	See below (12)
Stark Investments LP	N/A	N/A	See below (12)
Stark Structured Finance Onshore LP	N/A	N/A	See below (12)
Terra Argentine Fund, LP	90 days	June 30 or Dec. 31	See below (13)
Triarii Capital Partners LP	45 days	Quarterly	See below (14)
Virgo Societas Partnership III (Onshore), LP	N/A	N/A	See below (15)
Walnut Investment Partners, LP Worldwide Opportunity Fund (Cayman), Ltd.	N/A 90 days	N/A June 30 or Dec. 31	See below (16) See below (17)

(1) Withdrawal proceeds are available as follows: 25% at withdrawal date; 33 1/3% of the remaining account three months after withdrawal date; 50% of the remaining amount six months after withdrawal date, and the remaining balance nine months after withdrawal date.

(2) There is a gate provision if requests for redemptions would cause a decline in aggregate net asset value of 20%. In addition to the 20% withdrawal limitation, a partner may not withdraw more than 25% of the capital in its Class B capital account on any withdrawal date.

(3) There is a capital surcharge of 1 3/4% for a partial or full withdrawal which may be waived in whole or in part.

(4) Minimum withdrawal of $500,000 or for all of Limited Partner’s interest in the Partnership, if less. A Limited Partner may not take a partial withdrawal if it would cause the Partnership’s aggregate net asset value to be less than $5,000,000. General Partner may permit a smaller withdrawal or waive the latter requirement

(5) There is a gate provision regarding requests for redemptions, subject to various unspecified terms.

(6) Withdrawals of capital contributed less than 12 months preceding the withdrawal date will be subject to a reduction equal to 3% of the requested withdrawal amount.

(7) There is a gate provision if aggregate requested withdrawal amounts exceed 25% of the aggregate partner capital of the partnership, each limited partner who has submitted a timely request will receive a pro rata portion of the requested withdrawal, and any balance will be considered a timely withdrawal request with respect to the next withdrawal date.

(8) Minimum withdrawal is $100,000, and subsequent withdrawals may only be made in increments of $100,000. Withdrawal maximum limits: up to 1/5 of investment on initial withdrawal date, up to 1/4 of the remainder as of any subsequent withdrawal date, up to 1/3 of the remainder as of any subsequent withdrawal date, up to 1/2 of the remainder as of any subsequent withdrawal date, and up to the remainder as of any subsequent withdrawal date.

(9) Redemptions are not permitted.

(10) There is a gate provision if aggregate requested withdrawal amounts exceed 65% of the net asset value. Withdrawals to investors subject to this provision may be reduced pro rata based on their respective withdrawal requests. Any unpaid withdrawal amounts will be automatically submitted for the next withdrawal date.

(11) Redemptions from portions of capital balance attributable to special investments are permitted only in the general partner’s discretion.

(12) In liquidation.

(13) There is a gate provision if aggregate requested withdrawal amounts exceed 25% of the net asset value. Withdrawals to investors subject to this provision may be reduced pro rata based on their respective withdrawal requests.

(14) Withdrawals made during the twelve calendar months immediately following the Applicable Initial Withdrawal Date will be subject to a withdrawal charge equal to 5% of the amount permitted to be withdrawn.

(15) Redemptions are not permitted. Unless the general partner elects an earlier date, the partnership expires April 17, 2019, which is the seventy-two month anniversary date of the initial closing of April 17, 2013, subject to a discretionary extension by the general partner of up to two consecutive additional one-year periods.

(16) Walnut is in receivership.

(17) Partial redemption may not reduce capital account below the lesser of $100,000 or 1% of the capital accounts of all investors.

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BMC FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Year Ended October 31, 2016

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

The Company is subject to credit risk to the extent that the investment managers of the underlying limited partnerships are unable to fulfill their obligations according to their organizational documents. The Company, through its investments in limited partnerships, is subject to risk inherent when investing in securities and private investments. In connection with its investments, the Company is subject to the market and credit risk of those investments held or sold short by the limited partnerships. Due to the nature of the Company's investments, the above described risks are limited to the Fund's investment balances and unfunded commitments to limited partnerships.

M. Recently Issued Accounting Standards - In May 2015, the Financial Accounting Standards Board (“FASB”) issued ASU 2015-07: Fair Value Measurement (Topic 820): Disclosures for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent).   The amendments in this ASU apply to reporting entities that elect to measure the fair value of an investment using the net asset value per share (or its equivalent) practical expedient. The ASU removes the requirement to categorize within the fair value hierarchy investments for which fair value is measured using the net asset value per share practical expedient. The ASU also removes the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the net asset value per share practical expedient. Rather, those disclosures are limited to investments for which the entity has elected to measure the fair value using that practical expedient.  This guidance is effective for fiscal years beginning after December 15, 2015, and interim periods within those years.  Adoption of this Update is not expected to have a material impact on the Fund’s financial position or results of operations.

3.	UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS

(tax basis)

The amount of net unrealized appreciation (depreciation) and the cost of investment securities for tax purposes, including short-term securities as October 31, 2016, were as follows:

Gross appreciation (excess of value over tax cost)	$10,790,292
Gross depreciation (excess of tax cost over value)	(7,514,781)
Net unrealized appreciation	$3,275,511
Cost of investments for income tax purposes	$97,289,446

15

BMC FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Year Ended October 31, 2016

4.	OPTIONS WRITTEN

As of October 31, 2016, portfolio securities valued at $6,184,155 were held in escrow by the custodian as cover for call options written by the Company.

Transactions in options written during the year ended October 31, 2016 were as follows:

	Number of Contracts	Premiums Received
Options outstanding at October 31, 2015	635	$156,772
Options written	5,541	981,861
Options terminated in closing purchase transactions	(2,490)	(425,844)
Options expired	(885)	(248,911)
Options exercised	(410)	(95,884)
Options outstanding at October 31, 2016	2,391	$367,994

5.	PLEDGED COLLATERAL

As of October 31, 2016, cash in the amount of $141,337 was pledged as collateral for put options sold by the Company.

6.	DISTRIBUTIONS TO SHAREHOLDERS

Classifications of distributions, net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Company.

On December 10, 2015, a distribution of $0.25 per share was paid to shareholders of record on November 25, 2015.

On March 10, 2016 a distribution of $0.25 per share was paid to shareholders of record on February 25, 2016.

On June 10, 2016, a distribution of $0.25 per share was paid to shareholders of record on May 25, 2016.

On September 10, 2016, a distribution of $0.25 per share was paid to shareholders of record on August 25, 2016.

16

BMC FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Year Ended October 31, 2016

The tax character of distributions paid during 2016 and 2015 was as follows:

	2016	2015
Distributions paid from:
Ordinary income	$1,062,820	$1,772,955
Long-term capital gains	861,730	2,546,332
Retained earnings prior to becoming an investment company	3,008,731	712,660
	$4,933,281	$5,031,947

As of October 31, 2016, there were no components of distributable earnings on a tax basis.

The tax components of distributable earnings are determined in accordance with income tax regulations, which may differ from composition of net assets reported under generally accepted accounting principles. The difference for the period ended October 31, 2016 reflects $197,486 of undistributed net investment income under generally accepted accounting principles.

7.	LINE OF CREDIT

On April 22, 2010, (renewed April 21, 2013), the Company entered into an agreement with a bank for an unsecured line of credit in the amount of $3,500,000 to provide the Company more flexibility in its payment of dividends and management of its investments. The interest rate on any borrowings is at the one month LIBOR market index rate plus 150 basis points, with a floor of 3.00 percent. The Company paid a commitment fee of 35 basis points on any unused balance. The line of credit expired on April 21, 2016.

8.	ADVISORY BOARD AND REMUNERATION OF DIRECTORS

The Company does not have an advisory board. The independent directors are paid an annual fee of $3,000 plus $1,000 for each meeting attended in person or $500 for each meeting attended by telephone. Each such independent director is paid an additional $1,000 for each day attending a committee meeting in person or $500 by telephone other than on the date of a board meeting. In addition, all directors are reimbursed for their reasonable expenses incurred in attending meetings.

9.	RELATED PARTIES

The Company leases office space from Broyhill Investments, Inc., which is controlled by Paul H. Broyhill and M. Hunt Broyhill, both officers of BMC Fund, Inc. The expense associated with this related party lease for the year ended October 31, 2016 amounted to $45,220. Broyhill Investments, Inc. also acts as a common paymaster for payroll and other shared services. This service is provided at no cost to the Company. All amounts paid by Broyhill Investments, Inc. on behalf of the Company are reimbursed by the Company. The outstanding payable related to these transactions at October 31, 2016 was $81,536.

17

BMC FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Year Ended October 31, 2016

10.	IMPAIRED SECURITIES

Selected securities at the end of the year have significant investment impairment issues. These selected securities have an aggregate cost basis of $4,094,735 and have been assigned no value at October 31, 2016.

18

BMC FUND, INC.

DIRECTORS AND OFFICERS

Year Ended October 31, 2016

The directors of the Fund were elected for a one-year term at the 2016 annual meeting of shareholders of the Fund.

The following table provides information about the directors and the officers of the Fund:

Directors Who Are Interested Persons

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Director During at Least the Past 5 Years
James T. Broyhill (89) 1930 Virginia Road Winston-Salem, NC 27104	Director Vice Chairman	Since 1976 Since 2005

Retired; Director of Shepherd Street Equity Fund (1998-2008); Vice President of Old Clemmons School Properties, Inc. (2006-present); President of Old Clemmons School Properties, Inc. (1998-2006); former Secretary of the North Carolina Department of Commerce (1989-1991); former Chairman of the North Carolina Economic Development Board (1987-1989); former member, U. S. Senate (1986); former member, U.S. House of Representatives (1963-1986)

None

M. Hunt Broyhill (52) 1870 9th Street Court, NW Hickory, NC 28601	Director Chairman President Vice President	Since 2008 Since 2014 Since 2007 2001-2007	Chairman of the Fund since February 2014; President of the Fund since February 2007; former Vice President of the Fund (2001-2007); Chief Executive of Broyhill Asset Management, LLC and Broyhill Wakin General Partners, LLC (1997-present); Director and President of Broyhill Investments, Inc. (1988-present); Director (1983-present) and President of Broyhill Family Foundation, Inc. (1988-present); Senior Managing Partner and Director of Flagship Capital Partners, LLC (2007-present); Manager and Vice President of P. B. Realty, LLC (formerly P. B. Realty, Inc.) (1995-present)	Capitala Finance Corp. (Sept. 2013-present)

19

BMC FUND, INC.

DIRECTORS AND OFFICERS

Year Ended October 31, 2016

Directors Who Are Interested Persons

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Director During at Least the Past 5 Years
Paul H. Broyhill (92) 135 Claron Place, SE Lenoir, NC 28645	Director Chairman Emeritus Chief Executive Officer Chairman	Since 1976 Since 2014 2001-2014 1976-2014

Director and Chairman Emeritus; former Chairman (1976-2014) and Chief Executive Officer of the Fund (2001-2014); former President of the Fund (2001-2007); Director (1972-present) and Chairman of Broyhill Investments, Inc. (1988-present); Director (1946-present) and Chairman of Broyhill Family Foundation, Inc. (1989-present); former President of Broyhill Family Foundation, Inc. (1980-1988); Manager and President of P. B. Realty, LLC (formerly P. B. Realty, Inc.) (1983-present)

None

W. Charles Campbell (50) 1031 Huntington Park Drive Charlotte, NC 28211	Director	Since 2011	President and Chief Executive Officer of Flagship Capital Partners, LLC, a private investment real estate firm (2005-present); Co-manager of Brackett Flagship Properties, LLC, a commercial real estate firm (2010-present)	None

Jan E. Gordon (65) 3075 Rolling Woods Drive Palm Harbor, FL 34683	Director	Since 2001	Retired; former election assistant, Pinellas County, FL Supervisor of Elections (1992-2005)	None

Allene B. Stevens (94) 153 Hillhaven Place SE Lenoir, NC 28645	Director	Since 1983	Private Investor	None

20

BMC FUND, INC.

DIRECTORS AND OFFICERS

Year Ended October 31, 2016

 Directors Who Are Not Interested Persons

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Director During at Least the Past 5 Years
Kevin P. Boudreau (53) 117 Shannon Court Rocky Mount, NC 27804	Director	Since 2011	Vice President of Tax and Risk Management, Boddie-Noell Enterprises, Inc., a diversified company with interests in restaurant and land-development projects (2005-present)	None

Margaret M. “Peg” Broyhill (73) 1995 Cedar Rock Estates Lenoir, NC 28645	Director	Since Feb. 2015	Resident Branch Manager (Lenoir, NC office) (1993-present) and Senior Vice President of Wells Fargo Advisors (1995-present)	None

R. Donald Farmer (69) 375 River Haven Drive Taylorsville, NC 28681	Director	Since 2008	President of Don Farmer, CPA, PA, an independent public accounting firm and producer of federal income tax seminars and seminar materials (1984-present)	None

Robert G. Fox, Jr. (67) 330 Lams Way Vilas, NC 28692	Director	Since 2008	Former President and Chief Banking Officer of NewDominion Bank (2005-April 2010); Executive Vice President of First Charter Bank/First Charter Corporation (1993-2005)	None

Brent B. Kincaid* (85) 2703 Lakeview Drive Lenoir, NC 28645 *deceased	Director	Since 2005	Retired since 1998; former President and CEO of Broyhill Furniture Industries, Inc.	None

Mark E. Roberts (54) 269 River Ridge Drive Wallace, NC 28466	Director	Since 2014	Chief Investment Officer of Biltmore Family Offices, LLC (May 2013-present); Chief Investment Officer of Ironsides Asset Advisors, LLC, a registered investment advisory firm (2009-present); former Director of Global Equities and Hedges Strategies, State of North Carolina Retirement System (2003-2009)	None

21

BMC FUND, INC.

DIRECTORS AND OFFICERS

Year Ended October 31, 2016

Other Executive Officers

Name, Address and Age	Positions Held with Fund	Length of Time Served	Principal Occupation During Past 5 Years	Directorships Held by Officer During at Least the Past 5 Years
Boyd C. Wilson, Jr. (64) 646 Pleasant Hill Road Lenoir, NC 28645	Vice President and Chief Financial Officer	Since 2006

Vice President and Chief Financial Officer of the Fund since February 2006; Director (2007-present) and Executive Vice President of Broyhill Investments, Inc. (2005-present); Vice President of Broyhill Family Foundation, Inc. (2007-present); Treasurer of Broyhill Wakin General Partners, LLC (2008-present); Manager and Vice President of P. B. Realty, LLC (formerly P. B. Realty, Inc.) (2006-present); Vice President – Finance & Administration of Kincaid Furniture Company, Incorporated (1990-2005)

CommunityOne Bancorp (2011-2016); Bank of Granite Corp. (1996-2013)

Christopher R. Pavese (40) 166 Pleasant Point Drive Hickory, NC 28601	Vice President Chief Investment Officer	Since 2014 Since 2011	Vice President (since February 2014) and Chief Investment Officer of the Fund since March 2011; Portfolio Manager of the Fund (2005-2011); Chief Investment Officer of Broyhill Asset Management, LLC (2008-present); Chief Investment Officer of Broyhill Affinity Fund, LLC (2008-2012)	None

Carol Frye (59) 1009 Frosty Lane, NE Lenoir, NC 28645	Secretary and Treasurer	Since 2001	Secretary and Treasurer of the Fund since 2001; Secretary and Treasurer of Broyhill Investments, Inc. (2000-present); Director (2001-present), Secretary and Treasurer of Broyhill Family Foundation, Inc. (2003-present); Secretary of Broyhill Wakin General Partners, LLC (1997-present); Secretary and Treasurer of P. B. Realty, LLC (formerly P. B. Realty, Inc.) (2001-present)	None

22

BMC FUND, INC.

ADDITIONAL INFORMATION

Year Ended October 31, 2016

Proxy Voting - The policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available without charge, upon request, by calling 828-758-6100; on the Fund’s website at http://www.bmcfund.com; and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 828-758-6100, and on the SEC’s website at http://www.sec.gov (see Form N-PX).

Portfolio Holdings - The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090.

23

BMC FUND, INC.

FINANCIAL HIGHLIGHTS

Years Ended October 31, 2016, 2015, 2014, 2013, 2012, 2011, 2010, 2009, 2008 and 2007

The following table presents financial information divided into three parts: per share operating performance, total investment return and ratios and supplemental data for the years ended October 31, 2016, 2015, 2014, 2013, 2012, 2011, 2010, 2009, 2008 and 2007. The first part, per share operating performance, details the changes on a per share basis of the Company's beginning net asset value to its ending net asset value. The second part, total investment return, is based on the market price of the Company's shares of stock. Part three, ratios and supplemental data, provides additional financial information related to the Company's performance.

PER SHARE OPERATING PERFORMANCE	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007

Net asset value, beginning of period	$21.22	$22.62	$22.57	$22.58	$22.11	$24.41	$23.20	$22.79	$38.28	$35.55
Net investment income	0.22	0.35	0.42	0.46	0.35	0.49	0.46	0.48	0.73	0.78
Net gains (losses) on investments	0.39	(0.73)	0.63	0.60	1.18	0.21	1.70	1.65	(10.98)	4.25
Total from investment operations	0.61	(0.38)	1.05	1.06	1.53	0.70	2.16	2.13	(10.25)	5.03
Less distributions:
Dividends from net investment income	0.23	0.36	0.44	0.47	0.56	0.27	0.46	0.92	1.04	2.03
Distributions from capital gains	-	0.44	0.42	0.33	0.48	0.53	-	-	1.42	0.27
Distributions from retained earnings	0.77	0.22	0.14	0.27	0.02	0.20	0.49	0.80	-	-
P. B. Realty, Inc. Spin-off	-	-	-	-	-	-	-	-	2.78	-
Total distributions	1.00	1.02	1.00	1.07	1.06	1.00	0.95	1.72	5.24	2.30
Net asset value, end of period	$20.83	$21.22	$22.62	$22.57	$22.58	$24.11	$24.41	$23.20	$22.79	$38.28

Per share market value, end of period[1]	$18.00	$18.00	$18.00	$18.00	$18.00	$18.45	$18.00	$16.75	$26.00	$26.00

TOTAL INVESTMENT RETURN[2]	3.39%	(2.11)%	5.83%	5.89%	8.50%	3.79%	11.83%	12.72%	(39.42)%	19.35%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)	$102,751	$104,684	$111,568	$111,358	$111,379	$109,069	$110,576	$104,603	$102,574	$178,975
Ratio of expenses to average net assets[3]	1.07%	0.98%	0.97%	0.95%	1.01%	0.97%	1.11%	1.18%	1.02%	0.75%
Ratio of net investment income to average net assets[3]	1.06%	1.59%	1.83%	2.04%	1.57%	2.15%	2.11%	2.40%	2.37%	2.26%
Portfolio turnover rate	15.09%	17.10%	22.02%	33.12%	32.90%	60.41%	38.08%	69.62%	67.44%	51.23%

1Unaudited - Based on stock trades, which are very limited, during that year.

2Unaudited - Computed as follows: income from investment operations divided by per share market value.

3Average is computed on a quarterly basis.

See accompanying notes to financial statements.

24

BMC FUND, INC.

SCHEDULE OF INVESTMENTS

October 31, 2016

		Coupon					Percent
		Interest	Maturity	Face		Market	of Net
Debt Issuer		Rate	Date	Amount	Cost	Value	Assets

FIXED INCOME:
TEVA PHARMACEUTICAL FIN CO		2.400%	11/10/2016	$1,250,000	$1,250,422	$1,250,324
CVS HEALTH CORP		1.200%	12/5/2016	1,916,000	1,916,609	1,916,843
TRANSOCEAN INC		5.050%	12/15/2016	250,000	250,091	250,312
COMCAST CORP NEW		6.500%	1/15/2017	450,000	455,161	455,083
BERKSHIRE HATHAWAY INC DEL		1.900%	1/31/2017	503,000	504,338	503,906
DISNEY WALT CO MTNS BE		1.125%	2/15/2017	1,000,000	1,001,207	1,000,785
GENERAL MILLS INC		5.700%	2/15/2017	500,000	506,424	506,674
COSTCO WHOLESALE CORP NEW		5.500%	3/15/2017	400,000	406,930	406,449
MCDONALDS CORP MED TERM NT		5.300%	3/15/2017	1,000,000	1,014,596	1,016,563
WAL-MART STORES INC		1.000%	4/21/2017	500,000	500,690	500,280
APPLE INC		1.050%	5/5/2017	500,000	500,869	500,702
PFIZER INC		1.100%	5/15/2017	642,000	643,013	642,817
AMGEN INC		1.250%	5/22/2017	500,000	500,572	500,520
PEPSICO INC		1.125%	7/17/2017	1,000,000	1,002,283	1,000,518
AMBEV INTL FIN CO LTD		9.500%	7/24/2017	430,769	438,977	84,086
PHILLIP MORRIS INTL INC		1.125%	8/21/2017	500,000	501,074	500,355
GENERAL ELECTRIC CAP CORM MTN		5.625%	9/15/2017	1,000,000	1,040,348	1,038,841
AMAZON.COM INC		1.200%	11/29/2017	1,000,000	1,002,544	1,001,503
INTERNATIONAL BUSINESS MACHINES		1.125%	2/6/2018	1,000,000	1,000,000	999,908
BRINKER INTL INC		3.875%	5/15/2023	100,000	98,011	97,187
LEHMAN BROTHERS HLDGS NIKKEI INDEX	[1,2,3]	0.000%	9/29/2008	3,000,000	1,784,991	-
LEHMAN BROTHERS HLDGS EAFE INDEX	[1,2,3]	0.000%	11/15/2008	1,000,000	587,736	-
LEHMAN BROTHERS HLDGS MEDIUM TERM NOTE	[1,2,3]	0.000%	3/15/2011	2,500,000	1,486,441	-
ING US INC		5.650%	5/15/2053	150,000	150,000	149,250
LINCOLN NATL CORP IND		7.000%	5/17/2066	250,000	188,863	203,288

TOTAL INVESTMENTS IN FIXED INCOME				$21,341,769	$18,732,190	$14,526,194	14.14%

25

BMC FUND, INC.

SCHEDULE OF INVESTMENTS (Continued)

October 31, 2016

				Percent
	Shares		Market	of Net
Company Name	Held	Cost	Value	Assets

MUTUAL FUNDS:
BOND MUTUAL FUNDS:
ABERDEEN ASIA-PACIFIC INCOME	2,000.00	$10,508	$9,840
DOUBLELINE TOTAL RETURN BOND I	226,010.04	2,500,000	2,452,209
FAIRHOLME FOCUSED INCOME FUND	68,685.46	750,000	745,924
LOOMIS SAYLES BOND INSTITUTIONAL	120,930.18	1,612,500	1,676,093
OSTERWEIS STRATEGIC INCOME	19,861.83	230,000	222,254
PIMCO DYNAMIC CREDIT INCOME FUND	25,000.00	565,060	508,000
PIMCO DYNAMIC INCOME FUND COM	25,000.00	715,425	720,250
PIMCO FDS INCOME FUND INSTL	128,944.70	1,500,000	1,555,073
THIRD AVENUE FOCUSED CREDIT INSTITUTIONAL	142,568.97	1,338,933	715,696
TOTAL BOND MUTUAL FUNDS		9,222,426	8,605,339	8.37%

STOCK MUTUAL FUNDS:
INTERNATIONAL EQUITIES
Asia Ex-Japan Stock
ISHARES INC MSCI SINGAPORE	20,000.00	255,572	207,000

TOTAL INTERNATIONAL EQUITIES		255,572	207,000	0.20%

SPECIALTY FUNDS
Conservative Allocation
VANGUARD WELLESLEY INCOME INV	20,045.04	422,892	517,363	0.50%

Financial
FRANKLIN INCOME FUND ADVIS	119,047.62	250,000	263,095	0.26%

High Yield Bond
BLACKROCK FLOATING RATE O COM	1,500.00	19,597	20,670	0.02%

26

BMC FUND, INC.

SCHEDULE OF INVESTMENTS (Continued)

October 31, 2016

					Percent
		Shares		Market	of Net
Company Name		Held	Cost	Value	Assets

MUTUAL FUNDS:
Large Cap Blend
COOK & BYNUM FUND	3	65,145.23	1,000,000	1,034,506
FEDERATED STRATEGIC VALUE DIVIDEND C		15,600.62	100,000	93,292
T ROWE PRICE PERSONAL STRATEGY GROWTH		4,370.83	90,476	127,803
YACKTMAN FUND SVC	3	24,771.08	506,985	559,331
			1,697,461	1,814,932	1.77%

Long-Short
GOTHAM ABSOLUTE RETURN INSTITUTIONAL		37,983.10	500,000	482,386
GOTHAM NEUTRAL INSTITUTIONAL		47,202.49	500,000	476,273
			1,000,000	958,659	0.93%

Mid Cap Blend
PROFESSIONALLY MANAGED AKR	3	10,855.41	250,000	271,928	0.26%

Moderate Allocation
FPA CRESCENT PORTFOLIO		49,409.16	1,525,302	1,598,880	1.56%

Precious Metals
SPDR GOLD SHARES	3	5,000.00	486,825	609,700
VANECK VECTORS GOLD MINERS		5,000.00	237,282	122,600
			724,107	732,300	0.71%

Utilities
UTILITIES SELECT SECTOR SPDR		23,000.00	734,317	1,136,890	1.11%

TOTAL SPECIALTY FUNDS			6,623,676	7,314,717	7.12%

TOTAL STOCK MUTUAL FUNDS			6,879,248	7,521,717	7.32%

TOTAL INVESTMENTS IN MUTUAL FUNDS			$16,101,674	$16,127,056	15.69%

27

BMC FUND, INC.

SCHEDULE OF INVESTMENTS (Continued)

October 31, 2016

			Market	Percent of
Company Name		Cost	Value	Net Assets

OTHER INVESTMENTS:

LIMITED PARTNERSHIPS:
400 CAPITAL CREDIT OPPORTUNITIES FUND LP	[2,3]	$125,000	$158,961
ELLIOTT ASSOCIATES LP CL A	[2,3]	2,000,000	4,221,466
ELLIOTT ASSOCIATES LP CL B	[2,2]	1,000,000	1,049,194
GRAHAM GROWTH PARTNERS, LP	[2,3]	1,000,000	1,237,610
GRAHAM INSTITUTIONAL PARTNERS, LP	[2,3]	500,000	524,389
GREENLIGHT MASTERS QUALIFIED LP	[2,3]	2,500,000	3,395,106
INFINITY PREMIER FUND, LP	[2,3]	2,500,000	2,690,756
LITESPEED PARTNERS, LP	[2,3]	2,500,000	2,201,740
MORROCROFT SPECIAL OPPORTUNITY FUND II, LP	[2,3]	-	288,989
OAKTREE ENHANCED INCOME FUND II, LP	[2,3]	2,171,754	2,400,348
PASSPORT LONG SHORT FUND	[2,3]	1,000,000	988,370
PRIVET FUND LP	[2,3]	1,000,000	1,186,359
SERENGETI MULTI SERIES LLC	[2,3]	-	91,703
STARK INVESTMENTS LP	[2,3]	49,090	124,471
STARK STRUCTURED FINANCE ONSHORE FUND	[2,3]	5,626	4,505
TERRA ARGENTINE FUND LP	[2,3]	250,000	425,337
TRIARII CAPITAL PARTNERS LP	[2,3]	500,000	510,555
VIRGO SOCIETAS III (ONSHORE) LP	[2,3]	1,696,754	2,013,829
WALNUT INVESTMENT PARTNERS	[2,3]	235,567	-
WORLDWIDE OPPORTUNITY FUND (CAYMAN) LTD. CL A-A1	[2,3]	500,000	531,188
WORLDWIDE OPPORTUNITY FUND (CAYMAN) LTD. CL A-A9	[2,3]	100,000	103,388
WORLDWIDE OPPORTUNITY FUND (CAYMAN) LTD. CL A-A10	[2,3]	100,000	103,651
WORLDWIDE OPPORTUNITY FUND (CAYMAN) LTD. CL A-A11	[2,3]	100,000	104,064
WORLDWIDE OPPORTUNITY FUND (CAYMAN) LTD. CL A-A12	[2,3]	100,000	103,816
WORLDWIDE OPPORTUNITY FUND (CAYMAN) LTD. CL A-A13	[2,3]	100,000	106,981
TOTAL LIMITED PARTNERSHIPS		20,033,791	24,566,776	23.91%

TOTAL OTHER INVESTMENTS		$20,033,791	$24,566,776	23.91%

28

BMC FUND, INC.

SCHEDULE OF INVESTMENTS (Continued)

October 31, 2016

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets

COMMON STOCKS:
CONSUMER DISCRETIONARY
Consumer Durables and Apparel	1,500.00	TJX COMPANIES INC NEW COM		$113,138	$110,625	0.11%

Consumer Services	50,000.00	ARCOS DORADOS HOLDINGS INC CL A	[3]	368,756	307,500	0.30%

Hotels, Restaurants & Leisure	25,000.00	SEAWORLD ENTERTAINMENT INC COM		432,023	350,250	0.34%

Media	15,000.00	DISCOVERY COMMUNICATIONS NEW COM	[3]	441,711	376,650
	15,000.00	TIME WARNER INC COM NEW		1,210,848	1,334,850
				1,652,559	1,711,500	1.67%

Retailing	5,000.00	CATO CORP NEW CL A		160,837	148,350	0.14%

TOTAL CONSUMER DISCRETIONARY				2,727,313	2,628,225	2.56%

CONSUMER STAPLES
Food & Staples Retailing	1,000.00	CVS HEALTH CORP COM		104,295	84,100
	2,500.00	WAL MART STORES INC COM		146,926	175,050
				251,221	259,150	0.25%

Food, Beverage & Tobacco	1,000.00	ANHEUSER-BUSCH INBEV SA/NV		116,553	115,490
	7,500.00	COCA COLA FEMSA S A B SPON		699,467	562,575
	2,000.00	CONSTELLATION BRANDS CL A		181,438	334,240
	3,500.00	GENERAL MILLS INC COM		122,082	216,930
	10,000.00	NESTLE S A SPONSORED ADR		396,900	726,500
	7,500.00	PEPSICO INC COM		617,894	804,000
	8,000.00	REYNOLDS AMERICAN INC COM		143,516	440,640
	2,000.00	SMUCKER J M CO COM NEW COM		121,939	262,620
	1,000.00	WHITEWAVE FOODS CO COM CL	[3]	24,151	54,490
				2,423,940	3,517,485	3.42%

Household & Personal Products	11,275.00	PROCTER & GAMBLE CO COM		825,647	978,670	0.95%

TOTAL CONSUMER STAPLES				3,500,808	4,755,305	4.63%

ENERGY
Energy	44.00	CALIFORNIA RES CORP COM	[3]	613	451
	3,800.00	CHEVRON CORP		402,913	398,050
	5,404.00	EXXON MOBIL CORP COM		454,007	450,261
	4,800.00	OCCIDENTAL PETROLEUM COM		380,567	349,968
	5,500.00	PHILLIPS 66 COM		433,181	446,325
	1,500.00	ROYAL DUTCH SHELL ADR A		100,413	74,715
	2,000.00	SCHLUMBERGER LTD COM		144,832	156,460
				1,916,526	1,876,230	1.83%

29

BMC FUND, INC.

SCHEDULE OF INVESTMENTS (Continued)

October 31, 2016

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets

COMMON STOCKS:
Pipelines	3,000.00	BP PRUDHOE BAY ROYALTY TRU		256,047	62,550
	2,000.00	BUCKEYE PARTNERS LP COM		124,792	129,080
	1,500.00	SPECTRA ENERGY PARTNERS LP		66,572	63,960
	3,000.00	WILLIAMS COS INC DEL COM		109,005	87,600
				556,416	343,190	0.33%

TOTAL ENERGY				2,472,942	2,219,420	2.16%

FINANCIALS
Banks	30,000.00	ALLY FINANCIAL INC COM		624,448	542,100
	3,000.00	BANK OF AMERICA CORP COM		50,497	49,500
	5,000.00	BB&T CORP COM		175,358	196,000
	12,000.00	BLUEHARBOR BANK NC COM	[3]	90,150	93,000
	2,500.00	WELLS FARGO & CO DEL COM		113,117	115,025
				1,053,570	995,625	0.97%

Diversified Financials	2,500.00	BERKSHIRE HATHAWAY INC CL B	[3]	185,406	360,750
	2,000.00	CAPITAL ONE FINL CORP COM		134,530	148,080
	78,455.00	CAPITALA FINANCE CORP COM		1,363,703	1,010,500
	4,000.00	CARLYLE GROUP LP COM		111,750	62,000
	300.00	CME GROUP		16,568	30,030
	15,000.00	GOLUB CAPITAL BDC INC COM		226,480	265,500
	30,000.00	OAKTREE CAPITAL GROUP LLC UNIT		1,299,803	1,248,000
	10,000.00	PAYPAL HLDGS INC COM	[3]	306,102	416,600
	6,500.00	THE BLACKSTONE GROUP LP		186,653	162,695
				3,830,995	3,704,155	3.60%

Insurance	1,500.00	AON PLC SHS CL A		121,687	166,245
	2,500.00	TRAVELERS COMPANIES COM		203,356	270,450
	4,000.00	ZURICH INS GROUP LTD SPONS ARD		122,260	104,720
				447,303	541,415	0.53%

TOTAL FINANCIALS				5,331,868	5,241,195	5.10%

HEALTH CARE
Health Care Equipment & Services	2,000.00	AMERISOURCEBERGEN CORP COM		57,550	140,640
	5,000.00	DAVITA HEALTHCARE PART COM	[3]	308,926	293,100
	3,000.00	HOLOGIC INC COM	[3]	99,541	108,030
	3,550.00	LABORATORY CORP AMER HLDGS	[3]	329,250	444,957
	4,000.00	QUEST DIAGNOSTICS INC COM		222,640	325,760
	4,000.00	ROCHE HLDG LTD SPONS ADR		129,261	114,700
	1,500.00	VARIAN MEDICAL SYSTEMS INC	[3]	68,108	136,095
				1,215,276	1,563,282	1.52%

30

BMC FUND, INC.

SCHEDULE OF INVESTMENTS (Continued)

October 31, 2016

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets

COMMON STOCKS:
Pharmaceuticals & Biotechnology	10,000.00	ASTRAZENECA PLC SPONSORED		235,531	283,200
	2,500.00	GILEAD SCIENCES INC COM		205,398	184,075
	3,000.00	ELI LILLY & CO COM		132,158	221,520
	2,000.00	MERCK & CO INC COM		106,332	117,440
	26,500.00	PFIZER INC COM		533,833	840,315
	1,000.00	SEATTLE GENETICS INC COM	[3]	17,684	51,700
	1,000.00	TEVA PHARMACEUTCL INDS ADR		50,285	42,740
				1,281,221	1,740,990	1.69%

TOTAL HEALTH CARE				2,496,497	3,304,272	3.22%

INDUSTRIALS
Capital Goods	500.00	3M COMPANY		71,565	82,650
	12,500.00	ROLLS ROYCE HOLDINGS SPONS		143,217	110,625
				214,782	193,275	0.19%

Commercial Services & Supplies	1,000.00	ECOLAB INC COM		105,289	114,170
	500.00	WASTE MGMT INC DEL COM		17,412	32,830
				122,701	147,000	0.14%

Transportation	1,000.00	NORFOLK SOUTHERN CORP COM		73,330	93,000	0.09%

TOTAL INDUSTRIALS				410,813	433,275	0.42%

INFORMATION TECHNOLOGY
Semiconductors & Semiconductor Equipment	3,500.00	INTEL CORP COM		73,337	122,045	0.12%

Software & Services	1,101.00	ALPHABET INC CAP STK CL C	[3]	641,356	863,779
	15,000.00	CDK GLOBAL INC COM		691,038	819,150
	20,000.00	EBAY INC COM	[3]	456,398	570,200
	3,500.00	MICROSOFT CORP COM		87,412	209,720
	4,000.00	ORACLE CORP COM		110,847	153,680
				1,987,051	2,616,529	2.55%

Technology Hardware & Equipment	7,000.00	APPLE INC COM		604,492	794,780
	5,700.00	CISCO SYSTEMS INC COM		111,360	174,876
	2,500.00	CORNING INC COM		51,787	56,775
	3,343.00	DELL TECHNOLOGIES INC COM	[3]	157,790	164,108
	5,500.00	QUALCOMM INC COM		336,213	377,960
				1,261,642	1,568,499	1.53%

TOTAL INFORMATION TECHNOLOGY				3,322,030	4,307,073	4.19%

31

BMC FUND, INC.

SCHEDULE OF INVESTMENTS (Continued)

October 31, 2016

					Percent
Sectors and	Shares			Market	of Net
Industries	Held	Company Name	Cost	Value	Assets

COMMON STOCKS:
MATERIALS	3,000.00	BHP BILLITON LTD SPONS ADR	85,333	105,060
	1,580.00	DOW CHEMICAL CO COM	81,482	85,020
	2,000.00	RPM INTL INC COM	42,340	95,080
TOTAL MATERIALS			209,155	285,160	0.28%

REAL ESTATE
	5,000.00	ANNALY CAP MGMT INC COM	82,125	51,800
	3,000.00	BLACKSTONE MTG TR INC COM	84,765	90,600
	1,000.00	DIGITAL RLTY TR INC COM	58,864	93,430
	6,000.00	EASTERLY GOVT PPTYS COM	94,785	113,820
	1,000.00	GEO GROUP INC COM	32,717	23,960
	10,000.00	HANNON ARMSTRONG SUST COM	153,105	228,600
	8,000.00	IRSA INVERSIONES Y REPRESENTACIONES	87,932	149,920
	75,000.00	KENNEDY-WILSON EUROPE REAL	1,316,761	929,410
	15,000.00	MEDICAL PPTYS TR INC COM	185,835	209,100
	1,000.00	NEW YORK MORTGAGE TR INC COM PA	8,055	5,910
	2,000.00	OMEGA HEALTHCARE INVS COM	60,291	63,660
	500.00	W P CAREY & CO LLC COM	31,927	30,370
TOTAL REAL ESTATE			2,197,162	1,990,580	1.94%

TELECOMMUNICATION SERVICES	3,000.00	AT&T CORP COM	84,046	110,370
	4,500.00	BCE INC COM	191,785	204,480
	3,000.00	ORANGE SPONSORED ADR	47,540	47,100
	10,000.00	SINGAPORE TELECOMM LTD ADR	290,885	280,450
	2,000.00	SK TELECOM LTD SPONSORED A	27,904	43,700
	1,000.00	TELEFONICA BRASIL S.A.	28,025	14,400
	6,691.00	TELEFONICA S A SPONSORED ADR	110,736	67,847
	3,000.00	VODAFONE GROUP	84,945	83,520
TOTAL TELECOMMUNICATION SERVICES			865,866	851,867	0.83%

UTILITIES	2,000.00	AMERICAN ELEC PWR INC COM	79,050	129,680
	500.00	AMERICAN STS WTR CO COM	19,159	19,990
	10,000.00	AMERIGAS PARTNERS LP COM	443,351	477,500
	4,759.00	CPFL ENERGIA S A SPONSORED	102,994	72,337
	6,500.00	DOMINION RES INC VA COM	330,756	488,800
	9,187.00	DUKE ENERGY CORP COM	582,959	735,144
	1,000.00	ENTERGY CORP NEW COM	69,388	73,680
	3,000.00	SOUTHERN CO COM	122,610	154,710
	2,256.00	WEC ENERGY GROUP INC COM	89,900	134,728
TOTAL UTILITIES			1,840,167	2,286,569	2.23%

TOTAL INVESTMENTS IN COMMON STOCKS			$25,374,621	$28,302,941	27.54%

32

BMC FUND, INC.

SCHEDULE OF INVESTMENTS (Continued)

October 31, 2016

					Percent
		Contracts		Market	of Net
Company Name		Held	Cost	Value	Assets

CALL OPTIONS:
ALLY FINANCIAL INC CALL OPTION, $25 EXP 1/20/17	[3]	150	$33,099	$750
SEAWORLD ENTERTAINMENT CALL OPTION, $20 EXP 1/20/17	[3]	50	6,397	500
SPDR GOLD TRUST CALL OPTION, $135 EXP 12/16/16	[3]	30	4,006	1,110
TOTAL CALL OPTIONS			43,502	2,360	0.00%

PUT OPTIONS:
SPDR S&P 500 QT PUT OPTION, $199 EXP 1/20/17	[3]	50	11,677	13,200
SPDR S&P 500 QT PUT OPTION, $200 EXP 1/20/17	[3]	250	63,648	70,250
SPDR S&P 500 QT PUT OPTION, $203 EXP 1/20/17	[3]	50	15,073	16,950
SPDR S&P 500 TR PUT OPTION, $199 EXP 12/16/16	[3]	50	14,052	8,050
SPDR S&P 500 TR PUT OPTION, $200 EXP 12/16/16	[3]	125	19,317	21,250
TOTAL PUT OPTIONS			123,767	129,700	0.13%

TOTAL INVESTMENTS IN OPTIONS			$167,269	$132,060	0.13%

33

BMC FUND, INC.

SCHEDULE OF INVESTMENTS (Continued)

October 31, 2016

				Percent
	Shares		Market	of Net
Company Name	Held	Cost	Value	Assets

PREFERRED STOCKS:
BANK OF AMERICA CORP FLOATING RATE	300,000.00	$319,500	$327,345
CITIGROUP INC FIXED-FLOATING	250,000.00	247,347	256,406
WACHOVIA CAP TRUST III FIXED-FLOATING	500,000.00	487,500	500,625

TOTAL INVESTMENTS IN PREFERRED STOCKS		$1,054,347	$1,084,376	1.06%

34

BMC FUND, INC.

SCHEDULE OF INVESTMENTS (Concluded)

October 31, 2016

			Market	Percent of
	Company Name	Cost	Value	Net Assets

Short-term Investments	MFB NI Treasury Money Market Fund	$15,825,554	$15,825,554	15.40%

TOTAL INVESTMENTS - MARKET VALUE			100,564,957	97.87%

TOTAL OTHER ASSETS IN EXCESS OF LIABILITIES			2,185,726	2.13%

TOTAL NET ASSETS			$102,750,683	100.00%

1In default

2Market value determined by the Fund's Board of Directors

3Non-income producing security

35

BMC FUND, INC.

SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS

October 31, 2016

					Percent
		Contracts		Market	of Net
Company Name		Held	Cost	Value	Assets
CALL OPTIONS:
ALLY FINANCIAL INC CALL OPTION, $20 EXP 12/16/16	[3]	(300)	$(13,538)	$(3,300)
B B & T CORP CALL OPTION, $39 EXP 12/16/16	[3]	(10)	(834)	(1,120)
B B & T CORP CALL OPTION, $40 EXP 12/16/16	[3]	(10)	(525)	(600)
BHP BILLITON LTD ADS CALL OPTION, $32 EXP 11/18/16	[3]	(30)	(4,514)	(9,450)
CAPITAL ONE CALL OPTION, $75 EXP 12/16/16	[3]	(20)	(2,797)	(3,580)
CONSTELLATION BRANDS CALL OPTION, $175 EXP 1/20/17	[3]	(10)	(5,284)	(3,260)
DOMINION RES CALL OPTION, $82.50 EXP 1/20/17	[3]	(35)	(3,696)	(175)
DOW CHEMICAL CALL OPTION, $57.50 EXP 12/16/16	[3]	(10)	(1,284)	(300)
ENTERGY CORP CALL OPTION, $85 EXP 12/16/16	[3]	(10)	(1,335)	(30)
GENERAL MILLS CALL OPTION, $77.50 EXP 1/20/17	[3]	(20)	(2,389)	(120)
GILEAD SCIENCE CALL OPTION, $85 EXP 1/20/17	[3]	(25)	(2,161)	(1,950)
HOLOGIC INC CALL OPTION, $40 EXP 1/20/17	[3]	(30)	(3,254)	(1,200)
LABORATORY CORP OF AMER CALL OPT, $145 EXP 11/18/16	[3]	(10)	(2,835)	(10)
MERCK & CO INC CALL OPTION, $57.50 EXP 1/20/17	[3]	(15)	(1,950)	(4,650)
NORFOLK SOUTHERN CALL OPTION, $95 EXP 12/16/16	[3]	(10)	(2,485)	(1,680)
PEPSICO INC CALL OPTION, $110 EXP 1/20/17	[3]	(75)	(15,949)	(9,225)
PHILLIPS 66 CALL OPTION, $82.50 EXP 1/20/17	[3]	(20)	(3,689)	(5,200)
PROCTER & GAMBLE CALL OPTION, $90 EXP 1/20/17	[3]	(100)	(17,280)	(9,300)
QUALCOMM INC CALL OPTION, $60 EXP 1/20/17	[3]	(20)	(2,469)	(18,800)
QUEST DIAGNOSTICS CALL OPTION, $90 EXP 11/18/16	[3]	(30)	(3,314)	(150)
SEATTLE GENETICS CALL OPTION, $48 EXP 12/16/16	[3]	(10)	(2,464)	(3,500)
SMUCKER J M CO CALL OPTION, $165 EXP 1/20/17	[3]	(20)	(5,169)	(400)
TEVA PHARMACEUTICAL CALL OPTION, $57.50 EXP 12/16/16	[3]	(10)	(1,785)	(10)
TIME WARNER INC CALL OPTION, $85 EXP 1/20/17	[3]	(150)	(27,518)	(67,500)
VANECK VECTR GOLD CALL OPTION, $24 EXP 1/20/17	[3]	(50)	(9,423)	(10,950)
VARIAN MED SYS CALL OPTION, $95 EXP 2/17/17	[3]	(15)	(3,524)	(3,825)
TOTAL CALL OPTIONS - LIABILITIES			(141,465)	(160,285)	-0.16%

36

BMC FUND, INC.

SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS

October 31, 2016

					Percent
		Contracts		Market	of Net
Company Name		Held	Cost	Value	Assets
PUT OPTIONS:
AMGEN INC PUT OPTION, $155 EXP 1/20/17	[3]	(10.00)	(4,835)	(15,710)
APPLE INC PUT OPTION, $105 EXP 2/17/17	[3]	(20.00)	(4,149)	(5,100)
AT&T INC PUT OPTION, $40 EXP 1/20/17	[3]	(20.00)	(3,969)	(7,600)
BARNES & NOBLE PUT OPTION, $9 EXP 4/21/17	[3]	(50.00)	(2,923)	(3,500)
CATO CORP NEW PUT OPTION, $30 EXP 1/20/17	[3]	(30.00)	(3,134)	(5,550)
CELGENE CORP PUT OPTION, $80 EXP 1/20/17	[3]	(25.00)	(8,000)	(1,375)
CME GROUP INC PUT OPTION, $100 EXP 12/16/16	[3]	(10.00)	(1,885)	(2,650)
CONOCOPHILLIPS PUT OPTION, $36 EXP 2/17/17	[3]	(40.00)	(7,273)	(3,200)
CREE INC PUT OPTION, $20 EXP 12/16/16	[3]	(30.00)	(2,054)	(690)
DOW CHEMICAL PUT OPTION, $50 EXP 12/16/16	[3]	(10.00)	(1,885)	(530)
DUKE ENERGY CO PUT OPTION, $70 EXP 4/21/17	[3]	(40.00)	(8,538)	(6,000)
DUKE ENERGY CO PUT OPTION, $72.50 EXP 1/20/17	[3]	(30.00)	(4,964)	(2,550)
DUKE ENERGY CO PUT OPTION, $75 EXP 1/20/17	[3]	(55.00)	(9,090)	(7,150)
DUKE ENERGY CO PUT OPTION, $75 EXP 4/21/17	[3]	(50.00)	(16,423)	(12,000)
DUKE ENERGY CO PUT OPTION, $77.50 EXP 1/20/17	[3]	(30.00)	(5,954)	(5,850)
DUKE ENERGY CO PUT OPTION, $80 EXP 1/20/17	[3]	(50.00)	(12,435)	(14,500)
FACEBOOK INC PUT OPTION, $115 EXP 12/16/16	[3]	(15.00)	(5,152)	(1,350)
GILEAD SCIENCE PUT OPTION, $75 EXP 11/18/16	[3]	(25.00)	(9,579)	(8,200)
HOLOGIC INC PUT OPTION, $30 EXP 1/20/17	[3]	(20.00)	(1,639)	(300)
MCKESSON CORP PUT OPTION, $110 EXP 1/20/17	[3]	(25.00)	(7,586)	(5,375)
MCKESSON CORP PUT OPTION, $150 EXP 2/17/17	[3]	(25.00)	(12,686)	(57,250)
PHILLIPS 66 PUT OPTION, $70 EXP 1/20/17	[3]	(50.00)	(11,458)	(4,250)
QUALCOMM INC PUT OPTION, $60 EXP 3/17/17	[3]	(25.00)	(5,836)	(4,200)
QUEST DIAGNOSTICS PUT OPTION, $75 EXP 1/20/17	[3]	(15.00)	(3,262)	(1,500)
SOUTHWEST AIRLINES PUT OPTION, $33 EXP 1/20/17	[3]	(21.00)	(2,592)	(735)
SPDR GOLD TRUST PUT OPTION, $120 EXP 12/16/16	[3]	(30.00)	(4,259)	(5,310)
SPDR S&P 500 QT PUT OPTION, $185 EXP 1/20/17	[3]	(175.00)	(16,180)	(19,775)
SPDR S&P 500 QT PUT OPTION, $190 EXP 1/20/17	[3]	(125.00)	(17,070)	(19,125)
SPDR S&P 500 QT PUT OPTION, $194 EXP 1/20/17	[3]	(50.00)	(8,273)	(9,750)
SPDR S&P 500 TR PUT OPTION, $185 EXP 12/16/16	[3]	(50.00)	(6,198)	(2,650)
SPDR S&P 500 TR PUT OPTION, $190 EXP 12/16/16	[3]	(125.00)	(8,057)	(9,500)
SYSCO CORP PUT OPTION, $48 EXP 1/20/17	[3]	(20.00)	(1,969)	(3,500)
VALERO ENERGY PUT OPTION, $50 EXP 12/16/16	[3]	(25.00)	(4,836)	(725)
VERIZON COMMUNICATIONS PUT OPTION, $49 EXP 1/20/17	[3]	(25.00)	(2,386)	(5,475)
TOTAL PUT OPTIONS - LIABILITIES			(226,529)	(252,925)	-0.25%

TOTAL CALL AND PUT OPTIONS - LIABILITIES			$(367,994)	$(413,210)	-0.41%

37

Item. 2. Code of Ethics.

On July 26, 2003, the Board of Directors of the Registrant adopted a Code of Ethics for the principal executive officer and principal financial and accounting officer. The Code was amended by the Board of Directors on February 24, 2007.

(c)-(e) N/A

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

The Board of Directors of the Registrant has determined that R. Donald Farmer, a member of its Audit Committee, is an audit committee financial expert. Mr. Farmer is an independent director of the Registrant.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees: $49,175.00 for the fiscal year ended October 31, 2015; $47,175.00 for the fiscal year ended October 31, 2016.

(b) Audit-Related Fees: $1,798.00 for the fiscal year ended October 31, 2015; $1,681.00 for the fiscal year ended October 31, 2016. These fees were incurred for travel-related expenses.

(c) Tax Fees: $0.00 for the fiscal year ended October 31, 2015; $0.00 for the fiscal year ended October 31, 2016. These fees were incurred for review of the tax returns.

(d) All Other Fees: $0.00 for the fiscal year ended October 31, 2015; $0.00 for the fiscal year ended October 31, 2016. These fees were incurred for report production and printing.

(e)(1) A copy of the Audit Committee's pre-approval policies and procedures is attached as an exhibit.

(e)(2) One hundred percent of the services described in Items 4(b) through 4(d) were approved in accordance with the Audit Committee Pre-Approval Policy. As a result, none of such services was approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the Registrant's financial statements for the fiscal year ended October 31, 2016 was attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) N/A

(h) N/A

Item 5. Audit Committee of Listed Registrants.

N/A

Item 6. Schedule of Investments.

Included as a part of the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Board of Directors of the Registrant adopted Proxy Voting Policies and Procedures on July 26, 2003 and amended them October 30, 2003, April 5, 2004 and May 26, 2005. A copy as amended is attached as an exhibit.

Item 8. Portfolio Managers of Closed-End Investment Companies.

(a)(1) As of the date of filing of this report, M. Hunt Broyhill, Chairman and President, and Christopher R. Pavese, CFA, Vice President and Chief Investment Officer, are primarily responsible for the day-to-day management of the Company’s portfolio. Mr. Hunt Broyhill has had such responsibility since 2001. He has been engaged in asset management for various institutions and high net worth individuals for more than five years. Prior to joining the Company on March 1, 2005, Mr. Pavese was a Vice President and Portfolio Manager at JP Morgan Private Bank from January 1999 until February 2005. At JP Morgan, Mr. Pavese was engaged in asset management, portfolio strategy, and asset allocation for high net worth individuals, personal trusts, endowments and foundations.

(a)(2) The following tables provide information regarding registered investment companies other than the Registrant, other pooled investment vehicles, and other accounts over which the Registrant’s portfolio managers also have day-to-day management responsibilities. The tables provide the numbers of such accounts, the total assets in such accounts and the number of accounts and the total assets in the accounts with respect to which the fees are based on performance. The information is provided as of the Registrant’s fiscal year ended October 31, 2016.

M. Hunt Broyhill

	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	None	1	14
Number of Accounts Managed with Performance-Based Advisory Fees	None	None	None
Assets Managed	$0	$1,329,061	$36,895,231
Assets Managed with Performance-Based Advisory Fees	$0	$0	$0

Christopher R. Pavese

	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	None	None	73
Number of Accounts Managed with Performance-Based Advisory Fees	None	None	7
Assets Managed	$0	$0	$42,037,236
Assets Managed with Performance-Based Advisory Fees	$0	$0	$1,952,056

Material Conflicts of Interest

The Fund recognizes that actual or potential conflicts of interest are inherent in our business. These actual or potential conflicts may arise when a portfolio manager has day-to-day portfolio management responsibilities with respect to more than one fund or account. Certain investments may be appropriate for the Fund and also for other clients advised by the portfolio manager. Investment decisions for the Fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Therein lies the possibility that a particular security could be bought or sold for the Fund and also for other clients, along with the possibility that a particular security could be bought or sold for the Fund while the opposite transaction could be occurring for other clients due to their investment strategy.

To the extent that a portfolio manager has responsibilities for managing accounts in addition to the Fund, the portfolio manager will need to divide his time and attention among relevant accounts.

The Fund also recognizes that in some cases, an actual or potential conflict may arise where a portfolio manager may have an incentive, such as a performance-based fee.

On December 13, 2014, the Board of Directors of the Registrant adopted a Conflicts of Interest Policy for Portfolio Managers.

(a)(3)

Compensation Structure of Portfolio Managers

The compensation structure for each portfolio manager is based upon a fixed salary as well as a discretionary bonus determined by the senior management of the Registrant. Salaries are determined by the senior management and are based upon an individual’s position and overall value to the Registrant. Bonuses are also determined by management and are based upon an individual’s overall contribution to the success of the Fund and the profitability of the Registrant. Salaries and bonuses for portfolio managers are not based upon criteria such as performance of the Fund or the value of assets of the Registrant. Portfolio managers also have the opportunity to participate in other employee benefits available to all of the employees of the Registrant.

(a)(4) The dollar range of the Registrant’s equity securities owned beneficially by the Registrant’s portfolio managers as of the Registrant’s fiscal year ended October 31, 2016 is set forth below:

Name of Portfolio Manager	Dollar ($) Range of Registrant’s Shares Beneficially Owned
M. Hunt Broyhill	Over $1,000,000
Christopher R. Pavese	$1-$10,000

(b) N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None

Item 10. Submission of Matters to a Vote of Security Holders.

N/A

Item 11. Controls and Procedures.

Within the 90 days prior to the date of this report, the Registrant's management carried out an evaluation, under the supervision and with the participation of Registrant's Chief Executive Officer and Chief Financial Officer, of the effectiveness of the Registrant's disclosure controls and procedures pursuant to Rule 30a-3(b) of the Investment Company Act of 1940. Based upon the evaluation, the Chief Executive Officer and Chief Financial Officer concluded as of a date within 90 days of the filing of this report that the Registrant's disclosure controls and procedures are effective in timely alerting them to material information relating to the Registrant required to be included in the Registrant's periodic SEC filings.

There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The Registrant's Code of Ethics is attached as Exhibit 12(a)(1).

(a)(2) Certifications.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BMC Fund, Inc.

By

/s/ Boyd C. Wilson, Jr.
Boyd C. Wilson, Jr.
Vice President and
Chief Financial Officer

Date: December 19, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ M. Hunt Broyhill
M. Hunt Broyhill
Chairman and President

Date: December 19, 2016

By

/s/ Boyd C. Wilson, Jr.
Boyd C. Wilson, Jr.
Vice President and
Chief Financial Officer

Date: December 19, 2016